Commitments and Contingencies (Tables)	12 Months Ended
Nov. 03, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations and Commitments
The following table summarizes contractual obligations and commitments as of November 3, 2019:

		Fiscal Year
	Total	2020	2021	2022	2023	2024	Thereafter

	(In millions)
Debt principal, interest and fees	$39,038	$5,628	$3,748	$6,415	$2,025	$5,996	$15,226
Purchase commitments	716	652	64	—	—	—	—
Other contractual commitments	197	133	31	19	14	—	—
Operating lease obligations	800	115	99	80	69	47	390
Total	$40,751	$6,528	$3,942	$6,514	$2,108	$6,043	$15,616